SAFE Agreements	3 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SAFE Agreements
6.	SAFE Agreements

During the year ended December 31, 2024, the Company entered into Simple Agreements for Future Equity (“SAFEs”) with various accredited investors. These free-standing instruments provide investors with rights to receive shares of the Company’s capital stock upon certain future events, including qualified equity financing, change in control, or dissolution.

Under the terms of the agreement, the SAFE converts into a variable number of Preferred Class A Shares of the Company’s capital stock upon the next equity financing, based on a post-money valuation cap of $11,000, or entitles the investor to receive the greater of (i) the purchase amount or (ii) the cash value of such shares upon a liquidity event.

Management evaluated the SAFE under ASC 480-10-25-14, Distinguishing Liabilities from Equity, and ASC 815-40-25, Derivatives and Hedging and determined that the instrument represents a liability, as it may require settlement in cash or in a variable number of shares upon a liquidity event outside the Company’s control. The instrument was therefore classified as a non-current liability as of December 31, 2024.

Total proceeds received under these agreements during 2024 were $525, comprised of $200 USDC and $325 of cash. All investors were confirmed as accredited, and the Company’s charter and capitalization structure support the future issuance of shares upon conversion of the SAFEs.

On December 14, 2024, the Company executed a SAFE with an investor for a total purchase amount of $440, providing the investor rights to receive shares of the Company’s Preferred Class A Stock upon certain future events, including qualified equity financing, change in control, or dissolution. Cash proceeds under this agreement were received by April 29, 2025.

On various dates throughout 2025, the Company raised an additional $719 in funds and issued SAFE agreements with various investors.

During July of 2025, the Company converted all outstanding SAFE agreements with investors into shares of the Company’s Class A Preferred Stock at a price of $1.00 per share. In total, 1,684,000 shares of Class A Preferred Stock were issued with no gain or loss on conversion.